S000065839 [Member] Investment Objectives and Goals - FlexShares Emerging Markets Quality Low Volatility Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® Emerging Markets Quality Low Volatility Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (the “Underlying Index”).